Borrowings - Lease Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowings.
Short-term leases	€ 1,357	€ 1,817
Variable lease payments	115	154
Expense relating to lease payments not included in the measurement of the lease liability	1,472	1,971
Lease liability for short-term leases subject to exemption	€ 619	€ 158